SMALLCAP World Fund®
Investment portfolio
March 31, 2019
unaudited
Common stocks 91.02% Information technology 20.88%	Shares	Value (000)
RingCentral, Inc., Class A1	4,741,200	$511,101
MongoDB, Inc., Class A1,2	3,209,522	471,864
Paycom Software, Inc.[1]	2,430,134	459,611
Alteryx, Inc., Class A1	3,425,833	287,325
DocuSign, Inc.[1]	3,621,737	187,751
Square, Inc., Class A1	2,450,730	183,609
SimCorp AS	1,865,843	180,125
EPAM Systems, Inc.[1]	1,062,494	179,700
WiseTech Global Ltd.	10,762,887	176,687
Yext, Inc.[1,3]	8,025,874	175,446
Alarm.Com Holdings, Inc.[1,3]	2,695,700	174,951
Smartsheet Inc., Class A1,2	3,905,000	159,285
Ceridian HCM Holding Inc.[1]	2,901,471	148,845
Halma PLC	6,749,967	146,994
HubSpot, Inc.[1]	874,748	145,392
Bottomline Technologies, Inc.[1,3]	2,848,000	142,656
Acacia Communications, Inc.[1,3]	2,406,341	138,004
Cree, Inc.[1]	2,369,014	135,555
Jenoptik AG3	3,628,640	135,138
Wix.com Ltd.[1]	1,036,000	125,180
Qorvo, Inc.[1]	1,712,104	122,809
Netcompany Group AS, non-registered shares[1,3]	3,309,913	118,513
Inphi Corp.[1,2,3]	2,417,832	105,756
Net One Systems Co., Ltd.	4,185,646	105,255
Euronet Worldwide, Inc.[1]	735,490	104,874
Bechtle AG, non-registered shares	1,126,746	104,337
Kingdee International Software Group Co. Ltd.[2]	83,310,210	96,365
InterXion Holding NV, non-registered shares[1]	1,440,000	96,091
Everbridge, Inc.[1]	1,271,100	95,345
Globant SA1	1,320,800	94,305
Vanguard International Semiconductor Corp.	42,643,575	92,010
SUNeVision Holdings Ltd.[2]	107,954,000	92,002
LiveRamp Holdings, Inc.[1]	1,607,100	87,699
Hamamatsu Photonics KK	2,257,480	87,179
AAC Technologies Holdings Inc.	14,562,500	86,170
Carel Industries SpA[1,3]	7,820,849	85,985
CDW Corp.	850,000	81,914
Avalara, Inc.[1]	1,448,000	80,784
Viavi Solutions Inc.[1]	6,170,050	76,385
Douzone Bizon Co., Ltd.[3]	1,842,408	75,638
Elastic NV, non-registered shares[1,2]	944,200	75,413
SVMK Inc.[1]	4,123,230	75,084
Nuance Communications, Inc.[1]	4,273,000	72,342
Versum Materials, Inc.	1,429,190	71,903
Mellanox Technologies, Ltd.[1]	600,000	71,016
Endurance International Group Holdings, Inc.[1,3]	9,461,599	68,597
Zebra Technologies Corp., Class A1	324,920	68,080
SMALLCAP World Fund — Page 1 of 17

unaudited
Common stocks (continued) Information technology (continued)	Shares	Value (000)
Bravura Solutions Ltd.[3]	17,125,000	$66,513
Coupa Software Inc.[1]	708,000	64,414
Topcon Corp.	5,096,510	60,056
BE Semiconductor Industries, NV	2,108,301	56,097
CANCOM SE, non-registered shares	1,215,231	54,773
Anaplan, Inc.[1]	1,385,872	54,548
WIN Semiconductors Corp.	7,271,358	51,314
Dolby Laboratories, Inc., Class A	800,000	50,376
Kinaxis Inc.[1]	855,900	49,938
Autodesk, Inc.[1]	310,000	48,304
Okta, Inc., Class A1	581,800	48,132
2U, Inc.[1,2]	635,000	44,990
Cision Ltd.[1]	3,247,000	44,711
Money Forward, Inc.[1]	1,059,052	44,195
VTech Holdings Ltd.	4,225,000	43,192
eMemory Technology Inc.[3]	4,024,334	42,045
Yangtze Optical Fibre and Cable Joint Stock Ltd. Co., Class H2	15,540,500	41,673
MACOM Technology Solutions Holdings, Inc.[1,2]	2,475,000	41,357
Teradata Corp.[1]	935,800	40,848
Cognex Corp.	800,000	40,688
Blackbaud, Inc.	503,000	40,104
RealPage, Inc.[1]	658,810	39,983
Temenos AG	270,000	39,805
Avast PLC	10,754,000	39,681
Maxlinear, Inc.[1]	1,500,000	38,295
MKS Instruments, Inc.	403,484	37,544
Verint Systems Inc.[1]	603,000	36,096
Lumentum Holdings Inc.[1]	624,000	35,281
Tenable Holdings, Inc.[1]	1,083,633	34,308
Trimble Inc.[1]	840,000	33,936
Cypress Semiconductor Corp.	2,200,000	32,824
ASM Pacific Technology Ltd.	2,902,300	32,369
Nemetschek SE	189,800	32,362
Sabre Corp.	1,512,000	32,342
Integrated Device Technology, Inc.[1]	650,000	31,844
Semtech Corp.[1]	620,000	31,564
Megaport Ltd.[1,3]	9,491,978	27,566
Megaport Ltd.[1,2,3]	1,029,200	2,989
Kingboard Holdings Ltd.	8,260,000	29,305
SPS Commerce, Inc.[1]	273,369	28,994
Silicon Laboratories Inc.[1]	341,000	27,573
BlackLine, Inc.[1]	595,000	27,560
Atea ASA	1,888,659	27,416
Endava PLC, Class A (ADR)[1]	959,598	26,389
TravelSky Technology Ltd., Class H	9,960,000	26,328
Venustech Group Inc., Class A	5,997,208	26,308
Siltronic AG	294,000	25,935
X-FAB Silicon Foundries SE1,2	5,236,519	25,464
Renishaw PLC	525,000	25,341
Zendesk, Inc.[1]	273,000	23,205
Faraday Technology Corp.[3]	15,365,000	22,210
AIXTRON SE1,2	2,434,518	21,880
accesso Technology Group PLC[1,2,3]	1,935,612	21,832
TOTVS SA, ordinary nominative	2,000,000	20,126
Fair Isaac Corp.[1]	71,900	19,530
SMALLCAP World Fund — Page 2 of 17

unaudited
Common stocks (continued) Information technology (continued)	Shares	Value (000)
Ultimate Software Group, Inc.[1]	55,700	$ 18,388
Finisar Corp.[1]	755,000	17,493
Instructure, Inc.[1]	354,000	16,680
Veeco Instruments Inc.[1]	1,490,000	16,152
CoreLogic, Inc.[1]	415,000	15,463
Nordic Semiconductor ASA[1,2]	3,589,770	15,025
Humanica PCL[3]	50,840,900	14,979
iEnergizer Ltd.[1]	7,650,500	14,448
j2 Global, Inc.	160,000	13,856
WANdisco PLC[1]	1,615,173	13,127
Nohmi Bosai Ltd.	636,600	10,391
INFICON Holding AG	14,778	8,229
StoneCo Ltd., Class A1,2	200,000	8,222
Domo, Inc., Class B1	197,669	7,972
oRo Co., Ltd.[2]	133,300	7,637
Lightspeed POS Inc., subordinate voting shares[1]	463,700	7,151
Diebold Nixdorf, Inc.	528,456	5,850
Double Standard Inc.[2]	114,000	5,575
Maruwa Co Ltd	111,600	5,256
Datalex PLC[3]	5,405,000	4,887
Talend SA (ADR)[1]	81,500	4,121
Disco Corp. (Japan)	24,800	3,529
Catcher Technology Co., Ltd.	407,000	3,130
AGTech Holdings Ltd.[1,2]	42,420,000	2,756
Net 1 UEPS Technologies, Inc.[1]	557,349	2,001
		8,911,841
Health care 16.02%
Molina Healthcare, Inc.[1,3]	3,390,512	481,317
Insulet Corp.[1,3]	4,742,319	450,947
GW Pharmaceuticals PLC (ADR)[1,2,3]	2,412,980	406,756
Bluebird Bio, Inc.[1,2]	1,967,720	309,581
NovoCure Ltd.[1]	3,780,597	182,111
CONMED Corp.[3]	2,049,162	170,449
Notre Dame Intermédica Participações S.A.	19,261,749	161,361
Allogene Therapeutics, Inc.[1,2]	4,786,670	138,383
Allogene Therapeutics, Inc.[1,4,5]	653,594	18,328
Centene Corp.[1]	2,918,878	154,992
Integra LifeSciences Holdings Corp.[1]	2,748,275	153,134
Allakos Inc.[1,2,3]	3,444,369	139,497
Fisher & Paykel Healthcare Corp. Ltd.	12,901,435	137,938
Ultragenyx Pharmaceutical Inc.[1]	1,933,070	134,078
Vitrolife AB	5,002,795	113,887
DexCom, Inc.[1]	940,600	112,025
WellCare Health Plans, Inc.[1]	413,000	111,407
Wright Medical Group NV1	3,501,557	110,124
iRhythm Technologies, Inc.[1,3]	1,456,450	109,175
PRA Health Sciences, Inc.[1]	982,200	108,327
Haemonetics Corp.[1]	1,169,325	102,293
Galapagos NV1	840,989	98,017
LivaNova PLC[1]	980,967	95,399
Madrigal Pharmaceuticals, Inc.[1,2]	732,647	91,771
Glaukos Corp.[1]	1,150,322	90,151
Nakanishi Inc.	4,312,700	84,168
China Biologic Products Holdings, Inc.[1]	876,600	79,990
SMALLCAP World Fund — Page 3 of 17

unaudited
Common stocks (continued) Health care (continued)	Shares	Value (000)
Exact Sciences Corp.[1]	890,000	$77,092
CryoLife, Inc.[1,3]	2,556,922	74,585
Fleury SA, ordinary nominative	13,693,000	71,344
Sartorius AG, nonvoting preferred, non-registered shares	395,000	67,749
AnaptysBio, Inc.[1]	915,200	66,855
NuVasive, Inc.[1]	1,166,000	66,217
Amplifon SpA	3,246,623	63,187
Rubius Therapeutics, Inc.[1]	2,306,000	41,739
Rubius Therapeutics, Inc.[1,2]	1,172,792	21,227
Hikma Pharmaceuticals PLC	2,641,100	61,626
Natera, Inc.[1]	2,715,580	55,995
Incyte Corp.[1]	640,000	55,046
Osstem Implant Co., Ltd.[1,3]	1,142,821	54,468
Sysmex Corp.	859,000	51,852
Dechra Pharmaceuticals PLC	1,403,000	49,302
Gossamer Bio, Inc.[1]	2,262,851	49,036
CellaVision AB, non-registered shares[3]	1,620,123	48,618
OdontoPrev SA, ordinary nominative	11,606,500	48,615
BioMarin Pharmaceutical Inc.[1]	531,500	47,213
Editas Medicine, Inc.[1]	1,930,000	47,188
Encompass Health Corp.	801,400	46,802
MorphoSys AG, non-registered shares[1]	510,875	46,505
Agilon Health TopCo, Inc.[1,4,6,7]	118,513	44,817
Cansino Biologics Inc., Class H1,3	9,920,400	43,726
NuCana PLC (ADR)[1,2,3]	2,542,628	43,225
Penumbra, Inc.[1]	265,244	38,994
Hologic, Inc.[1]	800,000	38,720
Divi’s Laboratories Ltd.	1,500,000	36,877
Cellectis SA (ADR)[1]	1,114,391	20,438
Cellectis SA, non-registered shares[1,2]	863,506	15,605
Abcam PLC	2,420,000	35,774
Autolus Therapeutics PLC (ADR)[1,2]	1,100,000	34,617
Diplomat Pharmacy, Inc.[1,3]	5,579,556	32,417
Revance Therapeutics, Inc.[1]	2,010,000	31,678
Flexion Therapeutics, Inc.[1,2,3]	2,510,700	31,334
Adaptimmune Therapeutics PLC (ADR)[1,2,3]	7,186,700	30,903
Carl Zeiss Meditec AG, non-registered shares	368,406	30,767
Teladoc Health, Inc.[1,2]	540,000	30,024
Hypera SA, ordinary nominative	4,511,683	29,845
Evolent Health, Inc., Class A1	2,370,545	29,821
Genmab A/S1	165,000	28,635
Ironwood Pharmaceuticals, Inc., Class A1	2,030,000	27,466
Ambu AS, Class B, non-registered shares	1,036,500	27,425
Bausch Health Companies Inc.[1]	1,100,000	27,170
Spark Therapeutics, Inc.[1,2]	238,020	27,106
WuXi Biologics (Cayman) Inc.[1]	2,672,000	25,988
Genomma Lab Internacional, SAB de CV, Series B1	35,953,000	25,876
Piramal Enterprises Ltd.	638,707	25,477
Intercept Pharmaceuticals, Inc.[1,2]	213,137	23,841
Gerresheimer AG, non-registered shares	310,000	23,299
Vocera Communications, Inc.[1]	734,241	23,224
Neurocrine Biosciences, Inc.[1]	258,000	22,730
Acerta Pharma BV1,4,6,7	195,556,815	22,606
Revenio Group OYJ, non-registered shares[3]	1,302,404	22,441
Neuronetics, Inc. [1,3]	1,444,300	22,026
SMALLCAP World Fund — Page 4 of 17

unaudited
Common stocks (continued) Health care (continued)	Shares	Value (000)
Krka, dd, Novo mesto	335,262	$ 21,813
Xenon Pharmaceuticals Inc.[1,3]	2,019,226	20,515
Grifols, SA, Class B (ADR)	616,400	12,396
Grifols, SA, Class A, non-registered shares	270,000	7,559
Agios Pharmaceuticals, Inc.[1,2]	283,400	19,112
Mani, Inc.	387,100	18,896
Corindus Vascular Robotics, Inc.[1,3,4,5,7]	10,872,716	18,540
Hutchison China MediTech Ltd. (ADR)[1]	588,488	17,996
Hua Medicine[1]	17,799,000	17,504
Guardant Health, Inc.[1,2]	213,033	16,340
Clovis Oncology, Inc.[1,2]	652,000	16,183
Tabula Rasa HealthCare, Inc.[1]	271,210	15,302
Unity Biotechnology, Inc.[1,2]	1,835,000	14,882
Alnylam Pharmaceuticals, Inc.[1]	137,700	12,868
Precision Biosciences, Inc.[1]	625,000	11,219
Shockwave Medical, Inc.[1,2]	300,000	10,041
Nevro Corp.[1]	160,000	10,002
Global Blood Therapeutics, Inc.[1]	160,000	8,469
AddLife AB, Class B	288,143	7,283
Asahi Intecc Co., Ltd.	130,900	6,142
Hugel, Inc.[1]	18,122	6,035
Genus PLC	191,000	5,523
CRISPR Therapeutics AG1,2	138,000	4,929
Paramount Bed Holdings Co., Ltd.	107,500	4,762
Neovasc Inc.[1,3]	4,942,046	2,079
G1 Therapeutics, Inc.[1]	55,600	923
WIN-Partners Co., Ltd.	41,400	471
		6,840,543
Consumer discretionary 15.87%
Ocado Group PLC[1]	14,078,000	251,293
Takeaway.com NV1,3	3,139,600	238,429
ServiceMaster Global Holdings, Inc.[1]	4,805,000	224,393
Evolution Gaming Group AB3	2,830,274	222,987
Five Below, Inc.[1]	1,486,702	184,723
Domino’s Pizza, Inc.	691,161	178,389
Strategic Education, Inc.[3]	1,291,720	169,616
Floor & Decor Holdings, Inc., Class A1	4,048,600	166,883
Dollarama Inc.	6,015,000	160,463
Mattel, Inc.[1,2]	12,260,000	159,380
Grand Canyon Education, Inc.[1]	1,309,000	149,894
Nien Made Enterprise Co., Ltd.[3]	15,215,000	134,030
Hilton Grand Vacations Inc.[1]	4,192,886	129,351
MercadoLibre, Inc.[1]	238,100	120,891
GVC Holdings PLC	15,918,489	115,898
TopBuild Corp.[1,3]	1,783,200	115,587
Melco International Development Ltd.	46,191,000	108,270
Seria Co., Ltd.[2]	3,134,891	107,909
Ace Hardware Indonesia Tbk PT	855,750,000	106,969
Pool Corp.	594,000	97,992
ASOS PLC[1,2]	2,191,775	91,350
KB Home	3,712,000	89,719
Endurance Technologies Ltd.	5,180,990	86,819
Domino’s Pizza Group PLC[3]	27,307,815	86,072
Jumbo SA	5,124,161	85,646
SMALLCAP World Fund — Page 5 of 17

unaudited
Common stocks (continued) Consumer discretionary (continued)	Shares	Value (000)
Moncler SpA	2,120,000	$85,422
At Home Group Inc.[1,3]	4,593,873	82,047
Gentex Corp.	3,909,134	80,841
Delta Corp Ltd.[3]	21,407,238	78,738
Ollie’s Bargain Outlet Holdings, Inc.[1]	882,000	75,261
MakeMyTrip Ltd., non-registered shares[1]	2,674,151	73,807
Cedar Fair, LP	1,346,000	70,827
Vivo Energy PLC	41,147,006	68,769
Dine Brands Global, Inc.	741,799	67,719
Canada Goose Holdings Inc., subordinate voting shares (CAD denominated)[1]	1,172,000	56,287
Canada Goose Holdings Inc., subordinate voting shares[1,2]	167,000	8,019
Wyndham Hotels & Resorts, Inc.	1,277,400	63,857
Tongcheng-Elong Holdings Ltd.[1]	27,964,000	62,056
MGM China Holdings, Ltd.[2]	27,451,200	57,421
Garrett Motion Inc.[1,3]	3,825,559	56,350
Casio Computer Co., Ltd.[2]	4,280,100	55,804
Spin Master Corp., subordinate voting shares[1]	1,982,400	55,481
Brunello Cucinelli SpA	1,608,281	55,295
Adtalem Global Education Inc.[1]	1,157,000	53,592
Lennar Corp., Class A	1,058,458	51,960
Lennar Corp., Class B	21,169	828
Xinyi Glass Holdings Ltd.	44,311,000	50,803
Cie. Plastic Omnium SA	1,869,195	49,756
Momo.com Inc.	5,642,000	46,589
Toll Brothers, Inc.	1,272,000	46,046
Party City Holdco Inc.[1,2,3]	5,332,459	42,340
Signet Jewelers Ltd.	1,500,000	40,740
Etsy, Inc.[1]	580,000	38,988
Brembo SpA	3,262,000	36,994
Moneysupermarket.com Group PLC	7,495,500	36,326
CVC Brasil Operadora e Agência de Viagens SA, ordinary nominative	2,571,000	35,951
Lands’ End, Inc.[1,3]	2,078,232	34,519
Thor Industries, Inc.	545,600	34,029
zooplus AG, non-registered shares[1,2]	278,256	31,713
Kindred Group PLC (SDR)	3,155,000	31,593
Greggs PLC	1,267,274	30,354
Samsonite International SA	9,369,260	30,018
Man Wah Holdings Ltd.[2]	49,632,000	29,084
M.D.C. Holdings, Inc.	967,528	28,116
Zhongsheng Group Holdings Ltd.[2]	11,153,500	27,678
Mercari, Inc.[1,2]	873,797	26,806
Aritzia Inc., subordinate voting shares[1]	1,977,000	26,274
WH Smith PLC	935,000	25,842
Hoteles City Express, SAB de CV1,3	24,121,157	25,774
Vail Resorts, Inc.	116,753	25,370
William Hill PLC	12,008,000	25,110
Six Flags Entertainment Corp.	500,000	24,675
Varroc Engineering Ltd.[1]	2,836,422	23,707
Shop Apotheke Europe NV, non-registered shares[1]	572,857	23,584
Maisons du Monde SA	1,179,513	22,784
Hyundai Wia Corp.	632,000	22,550
Cairn Homes PLC[1]	13,905,000	22,305
National Vision Holdings, Inc.[1]	702,500	22,080
POYA International Co., Ltd.	1,855,527	21,944
Century Communities, Inc.[1]	911,000	21,837
SMALLCAP World Fund — Page 6 of 17

unaudited
Common stocks (continued) Consumer discretionary (continued)	Shares	Value (000)
Caesars Entertainment Corp.[1,2]	2,500,000	$21,725
Page Industries Ltd.	60,000	21,629
B2W - Cia. Digital, ordinary nominative[1]	2,005,000	21,620
Harley-Davidson, Inc.	592,000	21,111
D.R. Horton, Inc.	490,000	20,276
Ctrip.com International, Ltd. (ADR)[1]	464,000	20,272
Winnebago Industries, Inc.	650,000	20,247
MIPS AB1,3	1,396,751	20,191
Chow Sang Sang Holdings International Ltd.	12,990,000	20,188
Nifco Inc.	788,700	20,068
Quotient Technology Inc.[1]	2,000,000	19,740
Bright Horizons Family Solutions Inc.[1]	155,000	19,702
Gourmet Master Co., Ltd.	2,930,000	19,489
Gestamp Automocion SA, non-registered shares[2]	3,350,000	19,334
Dalata Hotel Group PLC	2,929,000	19,319
Relaxo Footwears Ltd.	1,727,000	19,215
Beazer Homes USA, Inc. (USA)[1,3]	1,659,813	19,104
Just Eat PLC[1]	1,950,000	19,074
Planet Fitness, Inc., Class A1	275,700	18,946
Texas Roadhouse, Inc.	300,000	18,657
Hostelworld Group PLC[3]	7,645,662	18,422
Cooper Tire & Rubber Co.	616,000	18,412
Melco Resorts & Entertainment Ltd. (ADR)	800,000	18,072
Tile Shop Holdings, Inc.[3]	3,158,000	17,874
Cyrela Brazil Realty SA, ordinary nominative	4,230,900	17,581
Cuckoo Homesys Co., Ltd.	99,789	17,143
Graham Holdings Co., Class B	25,000	17,079
Countryside Properties PLC	4,034,745	17,068
NAN LIU Enterprise Co., Ltd.	3,090,000	16,593
Cavco Industries, Inc.[1]	135,014	15,868
BCA Marketplace PLC	6,139,300	15,800
Cox & Kings Ltd.	7,500,000	15,141
Viomi Technology Co., Ltd. (ADR)[2]	1,348,200	14,925
Cuckoo Holdings Co., Ltd.	118,210	14,632
Del Taco Restaurants, Inc.[1]	1,438,200	14,468
Ryohin Keikaku Co., Ltd.	57,000	14,421
China MeiDong Auto Holdings Ltd.	28,100,000	13,638
HUGO BOSS AG	195,848	13,375
Arco Platform Ltd., Class A1	404,332	13,056
Thule Group AB	529,000	11,949
Bygghemma Group First AB1,2	2,980,102	11,732
Paltac Corp.	185,100	10,054
Glenveagh Properties PLC[1]	9,955,000	9,860
Williams-Sonoma, Inc.[2]	175,000	9,847
TVS Motor Co Ltd.	1,421,547	9,663
Tiffany & Co.	90,000	9,499
TAKKT AG	500,500	8,231
Bloomberry Resorts Corp.	33,894,100	7,746
ElringKlinger AG2	1,077,982	7,328
POLYTEC Holding AG, non-registered shares[2]	763,618	7,255
Piaggio & C. SpA	2,650,000	6,463
Dustin Group AB	683,989	6,415
AA PLC	5,250,799	6,223
DFS Furniture PLC	1,805,000	5,889
Greene King PLC	670,000	5,807
SMALLCAP World Fund — Page 7 of 17

unaudited
Common stocks (continued) Consumer discretionary (continued)	Shares	Value (000)
Sonos, Inc.[1,2]	550,000	$ 5,659
Tailored Brands, Inc.	718,850	5,636
Detsky Mir PJSC	3,650,660	4,945
Sabina PCL	6,000,000	4,868
Stamps.com Inc.[1]	57,100	4,649
BNN Technology PLC[1,3,4,6]	19,007,000	3,609
WE Solutions Ltd.[1]	24,176,000	1,524
China Zenix Auto International Ltd. (ADR)[1]	2,152,000	1,291
Lojas Americanas SA, ordinary nominative	306,900	1,036
		6,776,266
Industrials 13.72%
Spirax-Sarco Engineering PLC	2,028,028	189,917
MonotaRO Co., Ltd.	8,371,900	185,900
Nihon M&A Center Inc.[2]	6,264,980	171,279
NIBE Industrier AB, Class B	12,762,000	163,415
IMCD NV	2,053,000	156,255
Bravida Holding AB3	16,173,198	142,557
Rheinmetall AG	1,363,840	142,096
Rexnord Corp.[1,3]	5,508,000	138,471
IDEX Corp.	875,000	132,772
BELIMO Holding AG	26,118	130,492
VARTA AG, non-registered shares[1,3]	3,056,000	130,404
Advanced Disposal Services, Inc.[1,3]	4,635,502	129,794
Aalberts Industries NV, non-registered shares	3,578,100	123,743
Havells India Ltd.	10,934,273	121,930
Marel hf., non-registered shares	28,173,726	121,881
frontdoor, inc.[1]	3,283,700	113,025
TechnoPro Holdings, Inc.	1,786,100	106,363
Aerojet Rocketdyne Holdings, Inc.[1]	2,958,046	105,099
Wizz Air Holdings PLC[1]	2,630,000	103,106
Watsco, Inc.	680,000	97,383
Diploma PLC	5,043,082	95,767
TransDigm Group Inc.[1]	190,000	86,258
Harmonic Drive Systems Inc.[2]	2,402,000	82,140
Tomra Systems ASA	2,660,900	79,288
Nolato AB, Class B	1,883,840	78,313
VAT Group AG	721,057	75,817
Waste Connections, Inc.	840,000	74,416
Boyd Group Income Fund	712,882	73,355
Spirit Airlines, Inc.[1]	1,382,000	73,052
Curtiss-Wright Corp.	633,000	71,744
Continental Building Products, Inc.[1,3]	2,780,700	68,934
Azul SA, preference shares (ADR)[1]	2,077,150	60,674
Azul SA, preference shares[1]	771,000	7,536
Graco Inc.	1,374,000	68,040
Oshkosh Corp.	887,207	66,656
Matson, Inc.	1,829,000	66,009
International Container Terminal Services, Inc.	25,753,786	64,102
Masco Corp.	1,625,000	63,879
Grafton Group PLC, units	6,031,000	63,587
Nabtesco Corp.	2,014,361	58,615
Meggitt PLC	8,272,134	54,172
Loomis AB, Class B	1,545,000	53,177
Coor Service Management Holding AB3	5,878,630	52,354
SMALLCAP World Fund — Page 8 of 17

unaudited
Common stocks (continued) Industrials (continued)	Shares	Value (000)
ABM Industries Inc.	1,300,000	$47,255
CoStar Group, Inc.[1]	100,000	46,642
Johnson Electric Holdings Ltd.	20,125,875	46,610
Kratos Defense & Security Solutions, Inc.[1]	2,901,400	45,349
Barrett Business Services, Inc.[3]	585,786	45,299
ManpowerGroup Inc.	533,000	44,074
Tsubaki Nakashima Co., Ltd.[3]	2,441,100	43,765
SiteOne Landscape Supply, Inc.[1]	759,000	43,377
Avon Rubber PLC[3]	2,481,863	42,023
Grupo Aeroportuario del Pacífico SAB de CV	4,659,553	41,366
Trust Tech Inc.[3]	1,204,900	39,844
NORMA Group SE, non-registered shares	813,839	39,493
Air Lease Corp., Class A	1,089,700	37,431
I.M.A. Industria Macchine Automatiche SpA	492,216	36,745
Guangzhou Baiyun International Airport Co. Ltd., Class A	16,519,892	36,333
Rockwool International A/S, Class B	146,600	34,340
Kingspan Group PLC	724,000	33,509
Cía. de Distribución Integral Logista Holdings, SA, non-registered shares	1,402,880	33,047
Armstrong World Industries, Inc.	411,800	32,705
Instalco Intressenter AB (publ)[3]	3,831,789	32,559
Greaves Cotton Ltd.[3]	16,200,000	32,552
Lifco AB, Class B	789,000	32,163
Altra Industrial Motion Corp.	1,000,000	31,050
USG Corp.	689,912	29,873
PayPoint PLC	2,649,000	29,568
American Airlines Group Inc.	872,000	27,695
Carborundum Universal Ltd.	4,365,000	25,856
Europcar Mobility Group SA	3,061,000	24,825
King Slide Works Co., Ltd.	2,183,000	24,330
BWX Technologies, Inc.	487,233	24,157
Kornit Digital Ltd.[1,2]	1,000,000	23,800
Middleby Corp.[1]	168,500	21,910
KeyW Holding Corp.[1,3]	2,536,400	21,864
Generac Holdings Inc.[1]	420,900	21,563
R.R. Donnelley & Sons Co.[3]	4,362,424	20,591
Befesa SA	430,000	18,739
Nexans SA2	581,358	17,301
Fluidra, SA, non-registered shares[1]	1,490,698	17,123
XP Power Ltd.	515,000	16,769
Alfen NV1,2,3	1,275,000	16,539
Sunny Friend Environmental Technology Co., Ltd.	2,115,000	16,538
Teleperformance SE	92,000	16,533
Avis Budget Group, Inc.[1]	462,000	16,105
Amara Raja Batteries Ltd.	1,542,705	16,033
Briggs & Stratton Corp.	1,331,000	15,746
Klingelnberg AG1	441,000	14,903
Embraer SA, ordinary nominative	3,085,000	14,537
JELD-WEN Holding, Inc.[1]	815,000	14,393
PageGroup PLC	2,243,300	13,732
Hertz Global Holdings Inc.[1]	671,857	11,670
Japan Elevator Service Holdings Co., Ltd.[2]	574,400	11,656
Upwork Inc.[1,2]	564,720	10,809
J. Kumar Infraprojects Ltd.[3]	4,450,500	10,321
Sweco AB, Class B, non-registered shares	425,000	10,239
BMC Stock Holdings, Inc.[1]	579,222	10,235
SMALLCAP World Fund — Page 9 of 17

unaudited
Common stocks (continued) Industrials (continued)	Shares	Value (000)
OSRAM Licht AG2	293,000	$ 10,084
JGC Corp.	752,500	9,988
KCC Corp.	33,000	9,260
Daifuku Co., Ltd.[2]	172,400	8,960
Indutrade AB	310,000	8,823
Troax Group AB	275,000	8,785
Elis SA	450,000	7,234
Grace Technology, Inc.[2]	386,000	7,028
CKD Corp.	752,800	6,779
Sakai Moving Service Co., Ltd.	96,600	6,119
DKSH Holding AG	105,741	6,095
Elementia, SAB de CV1	10,471,270	5,967
Prosegur Compañía de Seguridad, SA	1,038,326	5,626
Fjord1 ASA[2]	1,110,000	5,444
Greentown Service Group Co., Ltd.	5,598,000	4,963
Takeuchi Mfg. Co., Ltd.	275,000	4,831
va-Q-tec AG1,2	605,314	4,305
Stericycle, Inc.[1]	66,000	3,592
Addtech AB, Class B	163,259	3,389
		5,854,523
Financials 9.38%
Kotak Mahindra Bank Ltd.	18,292,040	352,374
Essent Group Ltd.[1]	3,797,535	165,003
MarketAxess Holdings Inc.	660,000	162,413
Webster Financial Corp.	3,200,000	162,144
RenaissanceRe Holdings Ltd.	1,058,600	151,909
Bajaj Finance Ltd.	3,257,000	142,222
SVB Financial Group[1]	606,500	134,861
Cannae Holdings, Inc.[1,3]	5,137,578	124,638
NMI Holdings, Inc.[1,3]	4,775,127	123,533
Ares Management Corp., Class A	5,129,106	119,047
First Republic Bank	1,141,825	114,708
Bharat Financial Inclusion Ltd.[1]	6,921,279	112,918
Capitec Bank Holdings Ltd.	1,123,983	105,163
Trupanion, Inc.[1,2,3]	2,673,594	87,533
L&T Finance Holdings Ltd.	36,176,853	79,665
The Bank of N.T. Butterfield & Son Ltd.	2,082,958	74,737
Green Dot Corp., Class A1	1,230,000	74,599
CenterState Bank Corp.	3,026,933	72,071
Enstar Group Ltd.[1]	360,000	62,640
Close Brothers Group PLC	3,290,562	62,358
Noah Holdings Ltd., Class A (ADR)[1,2]	1,250,797	60,614
Seacoast Banking Corp. of Florida[1]	2,270,916	59,839
VZ Holding AG	224,647	58,770
City Union Bank Ltd.	19,845,727	58,685
Shriram Transport Finance Co. Ltd.	3,179,060	58,620
AJ Bell PLC[1,2]	13,390,000	56,156
Moelis & Co., Class A	1,343,000	55,882
HDFC Asset Management Co., Ltd.	2,292,103	50,752
Radian Group Inc.	2,314,700	48,007
White Mountains Insurance Group, Ltd.	51,800	47,940
HUB24 Ltd.[2,3]	4,377,158	43,046
EFG International AG	6,785,929	42,934
Avanza Bank Holding AB	951,619	40,839
SMALLCAP World Fund — Page 10 of 17

unaudited
Common stocks (continued) Financials (continued)	Shares	Value (000)
Bolsa Mexicana de Valores, SAB de CV, Series A	19,701,110	$ 40,762
Netwealth Group Ltd.[2]	6,845,000	40,049
Uzabase, Inc.[1,2]	1,390,300	37,884
Indian Energy Exchange Ltd.	15,103,655	35,974
Focus Financial Partners Inc., Class A1	985,700	35,130
Euronext NV	540,039	34,227
Cholamandalam Investment and Finance Co., Ltd.	1,573,000	32,979
Waddell & Reed Financial, Inc., Class A	1,850,000	31,986
Janus Henderson Group PLC	1,200,041	29,977
Umpqua Holdings Corp.	1,785,500	29,461
Sabre Insurance Group PLC	7,780,000	28,981
Fanhua Inc. (ADR)[2]	1,017,549	26,721
Texas Capital Bancshares, Inc.[1]	482,054	26,315
Greenhill & Co., Inc.[3]	1,169,700	25,160
Legg Mason Partners Equity Fund	915,285	25,051
Transaction Capital Ltd.	17,681,547	21,813
Boston Private Financial Holdings, Inc.	1,978,177	21,681
Türkiye Garanti Bankasi AS	14,352,206	21,468
AURELIUS Equity Opportunities SE & Co. KGaA, non-registered shares[2]	465,169	21,175
TMX Group Ltd.	323,800	20,855
MGIC Investment Corp.[1]	1,509,039	19,904
TCS Group Holding PLC (GDR)	994,736	17,647
TCS Group Holding PLC (GDR)[5]	83,000	1,472
Onex Corp.	333,700	18,823
PRA Group, Inc.[1]	670,000	17,963
Artisan Partners Asset Management Inc., Class A	705,000	17,745
Luther Burbank Corp.	1,750,000	17,675
Nova Ljubljanska banka dd (GDR)[1]	1,253,700	17,157
Hilltop Holdings Inc.	900,000	16,425
Hiscox Ltd.	735,500	14,944
Flow Traders NV, non-registered shares	484,026	13,357
First Hawaiian, Inc.	456,500	11,892
Third Point Reinsurance Ltd.[1]	921,468	9,565
CIT Group Inc.	195,000	9,354
Cowen Inc., Class A1	640,000	9,274
Eagle Bancorp, Inc.[1]	184,000	9,237
Bank of Ireland Group PLC	1,515,227	9,008
TISCO Financial Group PCL, foreign registered	1,965,750	5,466
Habib Bank Ltd.	5,000,000	4,707
Permanent TSB Group Holdings PLC[1]	2,580,000	3,728
Synovus Financial Corp.	105,500	3,625
IIFL Holdings Ltd.	363,316	2,250
Cox & Kings Financial Service Ltd.[1,4,6]	2,500,000	488
		4,005,975
Consumer staples 3.98%
Emmi AG3	311,300	273,863
Raia Drogasil SA, ordinary nominative	7,866,992	131,205
Chongqing Fuling Zhacai Group Co., Ltd., Class A	23,705,771	109,424
a2 Milk Co., Ltd.[1]	10,678,000	103,266
Lion Corp.	4,761,000	100,091
Varun Beverages Ltd.	7,114,568	89,005
Simply Good Foods Co., Class A1	3,935,000	81,022
Dis-Chem Pharmacies Ltd.	37,437,846	62,895
GRUMA, SAB de CV, Series B	5,353,120	54,661
SMALLCAP World Fund — Page 11 of 17

unaudited
Common stocks (continued) Consumer staples (continued)	Shares	Value (000)
Milbon Co., Ltd.	1,118,200	$ 51,960
Treasury Wine Estates Ltd.	4,840,000	51,309
Davide Campari-Milano SpA	4,700,000	46,132
CCL Products (India) Ltd.[3]	10,642,173	43,782
Fresh Del Monte Produce Inc.	1,585,700	42,861
COSMOS Pharmaceutical Corp.	222,153	38,365
Primo Water Corp.[1]	1,905,382	29,457
Glanbia PLC	1,500,000	29,345
Century Pacific Food, Inc.	94,597,400	28,176
Masan Group Corp.[1]	6,993,490	25,407
BGFretail Co., Ltd.	131,000	25,217
Kernel Holding SA	1,642,578	21,049
Emperador Inc.	135,870,000	19,096
HITEJINRO Co., Ltd.	1,066,000	17,374
TCI Co., Ltd.	1,204,000	16,485
PT Nippon Indosari Corpindo Tbk	173,735,100	16,044
Bakkafrost P/F	321,000	15,884
Osotspa PCL, foreign registered	16,660,000	14,437
United Spirits Ltd.[1]	1,780,114	14,233
PriceSmart, Inc.	225,314	13,267
Prataap Snacks Ltd.	943,900	12,490
Pola Orbis Holdings Inc.	359,500	11,450
Sligro Food Group NV, non-registered shares	307,304	11,014
PZ Cussons PLC	4,096,400	10,468
Coca-Cola Icecek AS, Class C	1,903,000	10,355
Pigeon Corp.	244,900	9,999
Avenue Supermarts Ltd.[1]	417,313	8,862
Nomad Foods Ltd.[1]	400,000	8,180
Morinaga & Co., Ltd.	178,400	7,734
Avon Products, Inc.[1]	2,625,000	7,718
Bid Corp. Ltd.[2]	330,857	6,833
R.E.A. Holdings PLC[1,3]	2,162,000	5,674
Ontex Group NV	235,000	5,288
Colgate-Palmolive (India) Ltd.	267,378	4,856
MTG Co., Ltd.[2]	233,209	4,840
S Foods Inc.	129,400	4,729
Philip Morris CR AS	6,472	4,444
		1,700,246
Materials 3.91%
Allegheny Technologies Inc.[1,3]	9,997,788	255,643
Stella-Jones Inc.	3,302,684	111,609
Loma Negra Compania Industrial Argentina SA (ADR)[1,3]	8,131,698	89,042
Valvoline Inc.	4,001,382	74,266
Royal Gold, Inc.	784,000	71,289
UPL Ltd.	4,561,219	63,133
Chr. Hansen Holding A/S	622,000	63,047
Lundin Mining Corp.[2]	12,651,000	58,694
ACC Ltd.	2,120,000	50,993
Sirius Minerals PLC[1,2]	191,851,849	50,075
Hudbay Minerals Inc.	6,602,000	47,180
Scapa Group PLC[3]	12,353,326	45,694
Taiyo Nippon Sanso Corp.	2,945,700	44,811
CCL Industries Inc., Class B, nonvoting shares	1,008,100	40,811
Cleveland-Cliffs Inc.[2]	3,900,000	38,961
SMALLCAP World Fund — Page 12 of 17

unaudited
Common stocks (continued) Materials (continued)	Shares	Value (000)
PolyOne Corp.	1,209,000	$ 35,436
Navin Fluorine International Ltd.[3]	3,202,000	32,706
SIG Combibloc Group AG1	3,080,697	31,557
Ingevity Corp.[1]	272,000	28,726
LANXESS AG	453,040	24,160
Boral Ltd.	6,965,000	22,700
OCI NV1	804,000	22,096
Symrise AG	227,500	20,498
Croda International PLC	311,000	20,407
Wienerberger AG	870,700	18,489
Arkema SA	182,500	17,373
Mayur Uniquoters Ltd.[3]	3,445,672	17,245
Gulf Oil Lubricants India Ltd.	1,400,337	17,017
Indorama Ventures PCL, foreign registered	10,114,000	15,855
Steel Dynamics, Inc.	443,700	15,649
Mayr-Melnhof Karton AG, non-registered shares	122,600	15,376
Vidrala, SA, non-registered shares	171,500	14,986
Labrador Iron Ore Royalty Corp.	681,000	14,972
Kansai Paint Co., Ltd.	773,200	14,727
Aarti Industries Ltd.	643,800	14,662
Kenmare Resources PLC[1]	5,037,336	13,187
CPMC Holdings Ltd.[2]	31,700,000	12,721
China BlueChemical Ltd., Class H	37,000,000	12,019
Buzzi Unicem SpA	560,058	11,456
Elkem ASA[1]	3,195,000	11,321
Fufeng Group Ltd.[2]	19,385,000	10,174
Excelsior Mining Corp.[1,2,3]	12,868,000	9,822
Venator Materials PLC[1]	1,538,000	8,644
Tokai Carbon Co., Ltd.[2]	672,000	8,380
Danakali Ltd.[1,3]	14,061,802	7,788
Nevada Copper Corp.[1,2]	26,200,000	7,646
Sandstorm Gold Ltd.[1]	1,361,300	7,460
Wacker Chemie AG	73,500	6,332
Mountain Province Diamonds Inc.[2]	6,872,022	6,017
Ardagh Group SA, Class A	450,000	5,850
Hummingbird Resources PLC[1,3]	20,359,300	5,502
Gerdau SA (ADR)	785,488	3,048
BlueJay Mining PLC[1,2]	17,521,391	2,031
Bacanora Lithium PLC[1]	2,438,925	691
		1,669,974
Communication services 3.16%
Iridium Communications Inc.[1,3]	7,666,388	202,699
Iridium Communications Inc.[1,3,5]	636,132	16,819
Entertainment One Ltd.	22,363,000	130,138
HUYA, Inc. (ADR)[1,2]	3,571,100	100,455
Nexstar Media Group, Inc.	825,000	89,405
YY Inc., Class A (ADR)[1]	943,000	79,221
Vonage Holdings Corp.[1]	6,216,999	62,419
Lions Gate Entertainment Corp., Class A2	2,423,568	37,905
Lions Gate Entertainment Corp., Class B	1,522,277	22,986
World Wrestling Entertainment, Inc., Class A	672,000	58,316
Yandex NV, Class A1	1,530,000	52,540
Care.com, Inc.[1,3]	2,543,000	50,250
Bandwidth Inc., Class A1	619,495	41,481
SMALLCAP World Fund — Page 13 of 17

unaudited
Common stocks (continued) Communication services (continued)	Shares	Value (000)
Eros International PLC, Class A1,2	4,130,711	$ 37,755
Entercom Communications Corp., Class A2	5,860,000	30,765
Cogent Communications Holdings, Inc.	565,000	30,651
Megacable Holdings, SAB de CV, ordinary participation certificates	5,611,175	26,038
Daily Mail and General Trust PLC, Class A, nonvoting shares	2,971,000	24,978
Cable One, Inc.	25,321	24,850
VGI Global Media PCL, foreign registered	81,538,000	23,253
Altice Europe NV, Class A1,2	8,315,000	21,835
CarGurus, Inc., Class A1	520,000	20,831
Elang Mahkota Teknologi Tbk PT	34,046,200	19,127
Zillow Group, Inc., Class C, nonvoting shares[1]	525,000	18,239
ProSiebenSat.1 Media SE	990,000	14,126
GCI Liberty, Inc., Class A1	232,600	12,935
Eventbrite, Inc., Class A1,2	667,600	12,798
Sharingtechnology Inc.[1,2]	903,500	12,432
Euskaltel, SA, non-registered shares	1,330,000	12,391
Nordic Entertainment Group AB, Class B1	509,308	11,942
HKBN Ltd.	7,168,500	11,415
THQ Nordic AB, Class B1,2	502,798	11,222
Modern Times Group MTG AB, Class B	509,308	6,524
Gogo Inc.[1,2]	1,205,000	5,410
Zegona Communications PLC	3,300,304	4,406
IMAX China Holding, Inc.[2]	1,706,400	4,243
Tele Columbus AG1	2,232,000	4,056
		1,346,856
Energy 2.37%
Diamondback Energy, Inc.	947,000	96,149
Saipem SpA, Class S1	13,449,000	71,132
Centennial Resource Development, Inc., Class A1,2	7,465,643	65,623
Cactus, Inc., Class A1	1,700,399	60,534
WorleyParsons Ltd.	5,701,172	57,321
SM Energy Co.	3,246,000	56,772
Altus Midstream Co., Class A1	9,033,655	53,299
Magnolia Oil & Gas Corp., Class A1,5	4,000,000	48,000
Petronet LNG Ltd.	12,920,000	46,915
Concho Resources Inc.	407,500	45,216
Whitecap Resources Inc.[2]	12,550,954	43,297
Seven Generations Energy Ltd., Class A1	5,715,600	41,273
Nine Energy Service, Inc.[1,3]	1,804,000	40,861
Parsley Energy, Inc., Class A1	1,707,200	32,949
Venture Global LNG, Inc., Series C1,4,5,6,7	4,240	25,440
Peyto Exploration & Development Corp.[2]	4,595,000	24,035
Keyera Corp.[2]	952,400	22,457
Tellurian Inc.[1,2]	2,000,000	22,400
Mullen Group Ltd.	2,481,000	22,241
Equitrans Midstream Corp.	900,400	19,611
Solaris Oilfield Infrastructure, Inc., Class A	1,175,000	19,317
NuVista Energy Ltd.[1]	5,965,000	19,194
New Fortress Energy LLC, Class A1	1,600,000	18,688
Savannah Petroleum PLC[1,3]	47,002,855	15,366
Cosan Ltd., Class A	1,145,000	13,271
PetroTal Corp.[1,3]	34,775,000	5,855
China Oilfield Services Ltd., Class H	5,156,000	5,570
Golar LNG Ltd.	224,000	4,724
SMALLCAP World Fund — Page 14 of 17

unaudited
Common stocks (continued) Energy (continued)	Shares	Value (000)
Lekoil Ltd. (CDI)[1,3]	40,810,037	$ 3,880
Ensco PLC, Class A	834,500	3,280
Independence Contract Drilling, Inc.[1]	950,130	2,632
Extraction Oil & Gas, Inc.[1]	410,000	1,734
Victoria Oil & Gas PLC[1]	5,889,000	989
		1,010,025
Real estate 1.63%
WHA Corp. PCL[3]	991,071,920	131,789
Embassy Office Parks REIT[1,4,5,6]	22,015,200	95,338
MGM Growth Properties LLC REIT, Class A	2,740,000	88,365
Relo Group, Inc.	2,328,500	65,340
KKR Real Estate Finance Trust Inc. REIT	2,118,600	42,414
Redwood Trust, Inc. REIT	2,562,000	41,376
DoubleDragon Properties Corp.[1]	83,289,100	36,164
Gaming and Leisure Properties, Inc. REIT	800,000	30,856
Hibernia REIT PLC	16,260,000	24,368
K. Wah International Holdings Ltd.	33,743,028	20,805
OUTFRONT Media Inc. REIT	860,153	20,128
Shurgard Self Storage SA1	555,000	18,326
Tier REIT, Inc.	638,299	18,294
Metrovacesa, SA, non-registered shares[1]	1,263,000	15,301
Foxtons Group PLC[3]	17,881,785	14,836
São Carlos Empreendimentos e Participações S.A1	1,270,300	10,966
BR Malls Participacoes SA, ordinary nominative	2,173,500	6,978
Instone Real Estate Group AG, non-registered shares[1]	237,771	5,335
Soundwill Holdings Ltd.	3,288,000	5,026
Morguard Corp.	23,400	3,480
		695,485
Utilities 0.10%
ENN Energy Holdings Ltd.	3,825,000	36,983
Pampa Energía SA (ADR)[1]	181,400	5,001
Mytrah Energy Ltd.[1,3,4,6]	10,418,000	136
		42,120
Total common stocks (cost: $27,201,807,000)		38,853,854
Preferred securities 0.10% Consumer discretionary 0.10%
Made.com Design Ltd., Series C-4, preferred shares[1,4,6,7]	2,067,967	41,667
Consumer staples 0.00%
R.E.A. Holdings PLC 9.00%, preferred shares[3]	96,000	119
Total preferred securities (cost: $41,513,000)		41,786
Rights & warrants 0.00% Information technology 0.00%
Foursquare Labs, Inc., warrants, expire 2033[1,4,6,7]	1,163,990	974
SMALLCAP World Fund — Page 15 of 17

unaudited
Rights & warrants (continued) Communication services 0.00%	Shares	Value (000)
VGI Global Media PCL FR W2, warrants, expire 2022[1]	16,307,600	$ 298
Total rights & warrants (cost: $0)		1,272
Convertible stocks 0.21% Health care 0.15%
Proteus Digital Health, Inc., Series G, 6.50% noncumulative convertible preferred[4,6,7]	3,044,139	48,097
Cortexyme, Inc., Series B, 8.00% noncumulative convertible preferred[3,4,6,7]	4,244,602	15,000
		63,097
Information technology 0.06%
RealSelf, Inc., Series C, convertible preferred[4,6,7]	3,468,862	20,570
Foursquare Labs, Inc., Series D, convertible preferred[4,6,7]	1,551,988	5,897
		26,467
Total convertible stocks (cost: $94,000,000)		89,564
Convertible bonds 0.02% Consumer discretionary 0.02%	Principal amount (000)
Caesars Entertainment Corp., convertible notes, 5.00% 2024	$ 6,954	9,901
Total convertible bonds (cost: $13,315,000)		9,901
Short-term securities 9.55% Money market investments 9.55%	Shares
Capital Group Central Cash Fund	37,078,827	3,707,141
Goldman Sachs Financial Square Government Fund[8]	130,000,000	130,000
Blackrock FedFund[8]	110,000,000	110,000
Morgan Stanley Institutional Liquidity Funds - Government Portfolio[8]	100,000,000	100,000
Invesco - Short-term Investments Trust - Government & Agency Portfolio[8]	23,967,684	23,968
Fidelity Institutional Money Market Funds - Government Portfolio[8]	5,000,000	5,000
		4,076,109
Total short-term securities (cost: $4,076,476,000)		4,076,109
Total investment securities 100.90% (cost: $31,427,111,000)		43,072,486
Other assets less liabilities (0.90)%		(384,455)
Net assets 100.00%		$42,688,031
[1]	Security did not produce income during the last 12 months.
[2]	All or a portion of this security was on loan. The total value of all such securities was $1,447,802,000, which represented 3.39% of the net assets of the fund.
[3]	Represents an affiliated company as defined under the Investment Company Act of 1940.
[4]	Valued under fair value procedures adopted by authority of the board of directors. The total value of all such securities was $361,507,000, which represented .85% of the net assets of the fund.
[5]	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $223,938,000, which represented .52% of the net assets of the fund.
[6]	Value determined using significant unobservable inputs.
[7]	Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on these holdings appear below.
[8]	Security purchased with cash collateral from securities on loan.
SMALLCAP World Fund — Page 16 of 17

unaudited
Private placement securities	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
Proteus Digital Health, Inc., Series G, 6.50% noncumulative convertible preferred	5/6/2014-7/23/2014	$ 40,000	$ 48,097.11%
Agilon Health TopCo, Inc.	1/4/2019	44,817	44,817.10
Made.com Design Ltd., Series C-4, preferred shares	3/2/2018	41,328	41,667.10
Venture Global LNG, Inc., Series C	5/1/2015	12,720	25,440.06
Acerta Pharma BV	5/7/2014	11,250	22,606.05
RealSelf, Inc., Series C, convertible preferred	4/18/2018	19,000	20,570.05
Corindus Vascular Robotics, Inc.	2/26/2019	15,000	18,540.04
Cortexyme, Inc., Series B, 8.00% noncumulative convertible preferred	5/23/2018	15,000	15,000.04
Foursquare Labs, Inc., Series D, convertible preferred	12/3/2013	20,000	5,897.01
Foursquare Labs, Inc., warrants, expire 2033	12/3/2013	—	974.00
Total private placement securities		$ 219,115	$ 243,608.56%
Key to abbreviations
ADR = American Depositary Receipts
CAD = Canadian dollars
CDI = CREST Depository Interest
GDR = Global Depositary Receipts
SDR = Swedish Depositary Receipts
Additional financial disclosures are included in the fund’s current shareholder report and should be read in conjunction with this report.
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com. Fund shares offered through American Funds Distributors, Inc.
All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.
© 2019 Capital Group. All rights reserved.
MFGEFPX-035-0519O-S66065	SMALLCAP World Fund — Page 17 of 17